Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expenses [Line Items]
Losses and loss adjustment expenses	$ 10,272.9	$ 8,954.5
Cost of sales	2,987.5	2,997.6
Wages and salaries	2,308.4	1,991.5
Depreciation, amortization and impairment charges	930.4	752.1
Employee benefits	462.2	398.2
Premium taxes	285.9	240.3
Information technology costs	257.0	227.4
Audit, legal and tax professional fees	203.1	205.0
Repairs, maintenance and utilities	157.4	122.7
Share-based payments to directors and employees	136.5	109.5
Shipping and delivery	121.2	108.7
Marketing costs	103.5	95.1
Administrative expense and other	547.5	517.3
Total expenses	18,773.5	16,719.9
Commissions, net	2,787.9	2,355.0
Interest expense	513.9	475.9
Expenses	22,075.3	19,550.8
Insurance and reinsurance companies.
Expenses [Line Items]
Losses and loss adjustment expenses	10,272.9	8,954.5
Wages and salaries	1,547.1	1,359.1
Depreciation, amortization and impairment charges	291.0	234.6
Employee benefits	345.3	293.0
Premium taxes	285.9	240.3
Information technology costs	216.3	194.4
Audit, legal and tax professional fees	159.7	141.0
Repairs, maintenance and utilities	13.2	12.7
Share-based payments to directors and employees	118.2	103.6
Shipping and delivery	1.2	1.2
Marketing costs	33.4	27.6
Administrative expense and other	402.4	299.0
Total expenses	13,686.6	11,861.0
Commissions, net	2,787.9	2,355.0
Interest expense	373.6	305.3
Expenses	16,848.1	14,521.3
Non-insurance companies.
Expenses [Line Items]
Cost of sales	2,987.5	2,997.6
Wages and salaries	761.3	632.4
Depreciation, amortization and impairment charges	639.4	517.5
Employee benefits	116.9	105.2
Information technology costs	40.7	33.0
Audit, legal and tax professional fees	43.4	64.0
Repairs, maintenance and utilities	144.2	110.0
Share-based payments to directors and employees	18.3	5.9
Shipping and delivery	120.0	107.5
Marketing costs	70.1	67.5
Administrative expense and other	145.1	218.3
Total expenses	5,086.9	4,858.9
Interest expense	140.3	170.6
Expenses	5,227.2	5,029.5
Decrease in other expenses due to wage assistance	62.1	123.8
Lease concessions, COVID related	$ 28.9	$ 15.8